Long-Term Debt - Covenants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt Instrument Covenant Description	The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends provided no event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $104,979 at December 31, 2019 and $99,154 at December 31, 2018, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Two loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,700. Four loan agreements require a monthly pro rata transfer to retention account of any principal due but unpaid.
Debt Instrument Covenant Compliance	As at December 31, 2019, the Company and its wholly owned subsidiaries had twenty-nine loan agreements, totaling $1,544,551. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements, as at December 31, 2019.
Cash and cash equivalents	$ 184,835	$ 204,763	$ 189,763
Carrying amount	1,544,551	1,607,122
Minimum liquidity requirement
Debt Instrument [Line Items]
Cash and cash equivalents	104,979	$ 99,154
Two Loan Agreements
Debt Instrument [Line Items]
Held in deposit account	3,700
Twenty Nine Loan Agreements
Debt Instrument [Line Items]
Carrying amount	$ 1,544,551